Offerings	Mar. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, to be issued under the Neurogene Inc.
Amount Registered	891,294
Proposed Maximum Offering Price per Unit	18.825
Maximum Aggregate Offering Price	$ 16,778,609.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,317.13
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers shares issued pursuant to certain anti-dilution provisions as set forth in the 2023 Plan and the ESPP, including, without limitation, shares issued as a result of any stock split, stock dividend, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of shares of the Registrant’s outstanding Common Stock.The number of shares of Common Stock represents 891,294 additional shares of Common Stock reserved for issuance under the 2023 Plan as a result of the automatic annual increase on January 1, 2026. The fee calculation is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $18.825 per share, which represents the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Global Select Market on March 19, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, to be issued under the Neurogene Inc.
Amount Registered	222,823
Proposed Maximum Offering Price per Unit	16.001
Maximum Aggregate Offering Price	$ 3,565,390.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 492.38
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers shares issued pursuant to certain anti-dilution provisions as set forth in the 2023 Plan and the ESPP, including, without limitation, shares issued as a result of any stock split, stock dividend, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of shares of the Registrant’s outstanding Common Stock.The number of shares of Common Stock represents 222,823 additional shares of Common Stock reserved for issuance under the ESPP as a result of the automatic annual increase on January 1, 2026. The fee calculation is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of a 15% discount from $18.825 per share, which represents the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Global Select Market on March 19, 2026, such discount representing the discount offered under the ESPP.